Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
REVENUE	$ 5,000
Other operating income, net	396	1,940	890
General and administrative expense	(8,261)	(9,953)	(15,289)
Research and development expenses	(32,833)	(44,915)	(58,152)
Total operating loss	(35,698)	(52,928)	(72,551)
Other income and gains	1,475	3,049	3,303
Other (expenses)/income	228	(42)	(80)
Investment income	1		62
Share of loss of investments accounted for using the equity method	(3)	(4)
Fair value loss on financial liabilities at FVTPL			(39,171)
Finance costs	(1,531)	(1,944)	(791)
LOSS BEFORE TAX	(35,528)	(51,869)	(109,228)
Income tax expense
LOSS FOR THE YEAR	(35,528)	(51,869)	(109,228)
Attributable to:
Ordinary Equity Holders of the Parent	(35,528)	(51,869)	(109,228)
Items that may be reclassified to profit or loss
Exchange differences on translation of the financial statements of subsidiaries	189	(294)	(82)
Other comprehensive (loss)/income for the year, net of tax	189	(294)	(82)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(35,339)	(52,163)	(109,310)
Attributable to:
Ordinary Equity Holders of the Parent	$ (35,339)	$ (52,163)	$ (109,310)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic loss for the year (in Dollars per share)	$ (0.37)	$ (0.54)	$ (2.52)
Diluted loss for the year (in Dollars per share)	$ (0.37)	$ (0.54)	$ (2.52)
Weighted average common shares outstanding, basic (in Shares)	95,923,415	95,776,708	43,342,068
Weighted average common shares outstanding, diluted (in Shares)	95,923,415	95,776,708	43,342,068